Stockholders' Equity - Summary of Exercisable Warrants Outstanding for Purchase of Common Stock (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants outstanding		206,340	702
Warrants outstanding, Exercise Price		$ 5.61
October 2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	152,735	206,340
Warrants outstanding, Exercise Price	$ 5.61	$ 5.61
Warrants outstanding, Expiration Date	2018-10	2018-10
January 2015 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding			80
Warrants outstanding, Exercise Price		$ 224.82
Warrants outstanding, Expiration Date		2015-01
October 2016 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding			622
Warrants outstanding, Exercise Price		$ 12.49
Warrants outstanding, Expiration Date		2016-10